MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Permanent Capital Vehicles) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Fortress Funds Formed, or those which Fortress Became Manager Of [Line Items]
Fortress's Investment	$ 1,121,545	$ 1,253,266	$ 1,211,684
Permanent Capital Vehicle [Member]
Schedule of Fortress Funds Formed, or those which Fortress Became Manager Of [Line Items]
Fortress's Investment	$ 19,456	$ 19,188	$ 14,118
Permanent Capital Vehicle [Member] | Minimum [Member]
Schedule of Fortress Funds Formed, or those which Fortress Became Manager Of [Line Items]
Annual management fees rate	1.25%
Incentive Income	10.00%
Incentive Income Threshold Return	8.00%
Permanent Capital Vehicle [Member] | Maximum [Member]
Schedule of Fortress Funds Formed, or those which Fortress Became Manager Of [Line Items]
Annual management fees rate	1.50%
Incentive Income	25.00%
Incentive Income Threshold Return	10.00%